Supplemental Cash Flow Information - Summary of Change in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Change in non-cash working capital
Accounts receivable	$ (7,316)	$ (4,039)	$ (8,722)	$ 406
Accounts payable and accrued liabilities	999	1,399	(5,600)	(1,262)
Other	(392)	(1,024)	(128)	(652)
Total change in non-cash working capital	$ (6,709)	$ (3,664)	$ (14,450)	$ (1,508)